INCOME TAXES - Schedule of income tax payable (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
INCOME TAXES
Income tax payable	$ 11,175	$ 738
Ruikai Taifu
INCOME TAXES
Income tax payable		$ 738
Zhongrui Xuikai
INCOME TAXES
Income tax payable	10,820
Tianjin Runcheng
INCOME TAXES
Income tax payable	$ 355